INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of information on the jointly controlled subsidiaries of the Company

31.12.22
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	242,652	305	242,347	—	912
AIX	50.00%	51,733	32,548	19,185	65,681	178
ACT	50.00%	44	3	41	104	3
VIVAE	50.00%	18,842	1,694	17,148	—	(2,852)
FiBrasil	25.01%	1,881,965	1,195,384	686,581	176,660	(94,384)

31.12.21
					Net operating
Investees	Participation	Assets	Liabilities	Equity	revenue	Net profit (loss)
Aliança	50.00%	274,362	410	273,952	—	6,369
AIX	50.00%	46,586	27,872	18,714	55,872	1,387
ACT	50.00%	46	8	38	104	10
FiBrasil	25.01%	1,544,367	870,389	673,978	55,385	(34,253)

Schedule of changes in investments

		Other	Total
	Joint control	investments	investments
Balance on 12.31.20	143,655	778	144,433
Equity (Statements of Income - AIX, ACT, Aliança and FiBrasil)	(4,233)	—	(4,233)
Equity - Remeasurement of equity interest (FiBrasil - Note 2.d)	80,400	—	80,400
Equity - Fair value of the remeasurement of equity interest (FiBrasil - Note 2.d)	41,095	—	41,095
Capital contribution - property, plant and equipment and intangible assets (FiBrasil - Notes 13 and 14)	229,961	—	229,961
Write-off due to sale of investments (FiBrasil - Note 2.d)	(134,144)	—	(134,144)
Equity transactions (FiBrasil)	2,182	—	2,182
Result of subsidiary FiBrasil before disposal	(1,789)	—	(1,789)
Other comprehensive income (Aliança and other investments)	(1,186)	(429)	(1,615)
Balance on 12.31.21	355,941	349	356,290
Equity (Statements of Income - AIX, ACT, Aliança, FiBrasil and VivaE)	(23,742)	—	(23,742)
Capital contribution - cash and cash equivalents (Garliava, Vivo Money and Vivo Ventures)	33,750	—	33,750
Investments by the subsidiary Vivo Ventures (note 2.d)	—	—	15,958
Equity transactions (FiBrasil)	2,409	—	2,409
Other comprehensive income (Aliança and other investments)	(16,258)	(212)	(16,470)
Balance on 12.31.22	352,100	137	368,195